Other operating expenses (Tables)	9 Months Ended
Mar. 31, 2025
Other operating expenses [Abstract]
Other Operating Expenses

	Three months ended	Three months ended	Nine months ended	Nine months ended
	31 Mar 2025	31 Mar 2024	31 Mar 2025	31 Mar 2024
	US$'000	US$'000	US$'000	US$'000

Insurance	4,927	1,736	12,569	4,835
Sponsorship and marketing	619	748	2,054	1,442
Loss on theft of PPE in transit	-	-	1,724	-
ERS fees	185	24	367	56
Charitable donations	5	4	254	237
Filing fees	48	21	91	57
Other expenses	1,128	313	2,596	1,105
Non-refundable sales tax (See note 16 - Provisions)	1,865	1,351	7,088	4,317
Non-refundable provincial sales tax	1,420	340	3,722	963
Site identification costs	-	-	44	-
Legal expenses	-	-	-	1,797

Total other operating expenses	10,197	4,537	30,509	14,809